CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

NOTE 5 – CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

As of December 31, 2023, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	December 31,	December 31,
	2023	2022
Current Debt
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$35,556
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	164,444
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	200,000
	400,000	400,000
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	128,958	123,958
5% Convertible note payable – Related Party	301,233	288,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	300,753	288,253
5% Convertible note payable – CEO & CFO – Related Parties	98,559	94,457
5% Convertible note payable – Bridge Investors	201,922	193,522
	1,031,425	988,923
August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	280,052	267,553
5% Convertible note – Bridge investors	418,399	399,722
5% Convertible note – CFO – Related Party	84,018	80,266
	782,469	747,541
JH Darbie PPM Debt
16% Convertible Notes – Non-related parties	311,693	2,441,471
16% Convertible Notes – CEO – Related Party	-	124,547
	311,693	2,566,018

November/December 2021 & March 2022 Notes
16% Convertible Notes – Accredited Investors	233,393	619,345

Debt for Clinical Trials – Forever Prosperity ( Formerly GMP)
2% Convertible Notes – Forever Prosperity	4,750,000	4,659,782

May and June 2022 Note
16% Convertible Notes – Accredited Investors	1,401,284	885,312

Other Debt
Short term debt – Bridge investors	210,000	245,000
Short term debt from CFO – Related Party	35,050	25,050
Short term debt – Autotelic Inc. – Related Party	1,470,000	120,000
Short Term Debt from CEO – Related Party	50,000	-
	1,765,050	390,050
Total of short term convertible debentures & notes and other debt	$10,675,313	11,256,971

	December 31,	December 31,
	2023	2022
Long Term Debt
JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	1,773,468	-
16% Convertible Notes – CEO – Related Party	125,000	-
	1,898,468	-

Convertible Debentures

As of December 31, 2023, the Company had a derivative liability of approximately $423,000 and recorded a change in fair value of approximately $225,000 during the year ended December 31, 2023, on the Convertible Debentures issued in 2019 to our CEO and a bridge investor.

Bridge Financing

Notes with Officer and Bridge Investor

In April 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO (the “Trieu Note”) and a Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000. For more information on the Bridge SPA, refer to our 2022 Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

The issuance of the Trieu Note resulted in a discount from the beneficial conversion feature totaling $131,555 related to the conversion feature. Total amortization of the OID and the discount totaled $0 and approximately $19,500 for the years ended December 31, 2023, and 2022, respectively. Total unamortized discount on this note was approximately $0 as of December 31, 2023, and 2022, respectively.

In April 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. For more information on Tranche #1, refer to our Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $28,445. Total amortization of the OID and discount totaled $0 and approximately $4,400 for the years ended December 31, 2023, and 2022, respectively. Total unamortized discount on this note was approximately $0 as of December 31, 2023, and 2022.

In August 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. For more information on Tranche #2, refer to our Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $175,000. Total amortization of the OID and discount totaled $0 and approximately $11,700 for the years ended December 31, 2023, and 2022, respectively. Total unamortized discount on this note was $0 as of December 31, 2023, and 2022.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing, raising an additional $500,000 bringing the gross proceeds of all debt financings under the Fall 2019 Debt Financing to $1,000,000. The Company entered into those certain Note Purchase Agreements (the “Fall 2019 Note Purchase Agreements”) with certain accredited investors and the officers of the Company for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Fall 2019 Note Purchase Agreements in November 2019. The Company issued Fall 2019 Notes in the principal amount of $250,000 to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing of the Fall 2019 Debt Financing, the Company issued Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s then Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer, all related parties as Officers of the Company, and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah were converted into convertible debt under the Fall 2019 Notes. The Company also issued the Fall 2019 Notes of $168,000 to two accredited investors.

There was no activity during the year ended December 31, 2023 and 2022.The total unamortized principal amount of the Fall 2019 Notes was $850,000 as of December 31, 2023, and 2022.

All the Fall 2019 Notes provided for interest at the rate of 5% per annum and are unsecured. All amounts outstanding under the Fall 2019 Notes became due and payable upon the approval of the holders of a majority of the principal amount of outstanding Fall 2019 Notes (the “Majority Holders”) on or after (a) June 30, 2023, or (b) the occurrence of an event of default (either, the “Maturity Date”). A majority of the Fall 2019 Notes have waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024.The Company had the option to prepay the Fall 2019 Notes at any time. Events of default under the Fall 2019 Notes included failure to make payments under the Fall 2019 Notes within thirty (30) days of the date due, failure to observe of the Fall 2019 Note Purchase Agreement or Fall 2019 Notes which is not cured within thirty (30) days of notice of the breach, bankruptcy, or a change in control of the Company (as defined in the Fall 2019 Note Purchase Agreement).

The Majority Holders had the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding.

Further, the Company recorded interest expense of approximately $42,500 on these Fall 2019 Notes for the years ended December 31, 2023, and 2022. The total amount outstanding under the Fall 2019 Notes, net of discounts and including accrued interest thereon, as of December 31, 2023, and 2022 was $1,031,425 and $988,923, respectively

Forever Prosperity (Formerly GMP) Notes

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and is personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note’s maturity of the GMP Note, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024. GMP does not have the option to convert prior to the GMP Note’s maturity. Such financing will be utilized solely to fund the clinical trial. The Company’s liability under GMP Note commenced to accrue when GMP first began to pay for services related to the clinical trial to our third-party clinical research organization, up to a maximum of $2 million. GMP has been invoiced by the clinical research organization for the full $2 million as of December 31, 2023, and as such the Company has recognized the liability as a convertible debt.

In September 2021, the Company secured a further $1.5 million in debt financing, evidenced by a one-year convertible note (the “GMP Note 2”) from GMP, to fund the same clinical trial evaluating OT-101 against COVID- 19 bearing 2% annual interest. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note 2’s maturity one year from the date of the GMP Note 2, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024. GMP does not have the option to convert prior to the GMP Note 2’s maturity at the end of one year. Such financing was to be utilized solely to fund the clinical trial. GMP was invoiced by the clinical research organization for $1.5 million. To this date, GMP has paid the clinical trial organization $1.0 million.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “October 2021 Note”), which October 2021 Note is convertible into shares of the Company’s Common Stock. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024.

In January 2022, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “January Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “January 2022 Note”), which January 2022 Note is convertible into shares of the Company’s Common Stock. GMP agreed to extend the date of maturity of the January 2022 Note to December 31, 2024.

Cumulatively, the GMP Note, GMP Note 2, October 2021 Note and the January 2022 Notes are referred to as the “GMP Notes”. The GMP Notes carry an interest rate of 2% per annum and mature on the earlier of (a) the one- year anniversary of the date of the Purchase Agreement, or (b) the acceleration of the maturity by GMP upon occurrence of an Event of Default (as defined below). All Notes contain a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of all the GMP Notes into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion from GMP. Prepayment of the GMP Notes may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. The October Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, at GMP’s election, the outstanding principal amount of the GMP Notes, plus accrued but unpaid interest, will become immediately due and payable in cash. The October Purchase Agreement requires the Company to use of the proceeds received under the October 2021 Note to support the clinical development of OT-101, including payroll and has been made in continuation of the relationship between the Company and GMP. (Will need to add information on the assignment of the GMP Notes to Forever Prosperity, a company affiliated to Dragon, as they will be funding the JV operations. This is to consolidate everything to one entity).

The total principal outstanding on all the GMP notes, inclusive of accrued interest, was approximately $4.75 million and $4.66 million as of December 31, 2023, and 2022, respectively.

During the years ended December 31, 2023 and 2022, the Company incurred approximately $90,000 of interest expense.

August 2021 Notes

In August 2021, the Company entered into Note Purchase Agreements with Autotelic - a related party, our CFO – a related party, and certain accredited investors (the “August 2021 investors”), whereby the Company issued four convertible notes in the aggregate principal amount of $698,500 convertible into shares of common stock of the Company for net proceeds of approximately $691,000. The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $0.18. The August 2021 Note Holders has waived the default in the maturity of the August 2021 Notes and as such there is no event of default and also agreed to extend the date of maturity of the August 2021 Notes to December 31, 2024. The Company determined that the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the debt host instrument. Further, the Company determined that the embedded conversion feature meets the definition of a derivative but met the scope exception to the derivative accounting required under ASC 815 for certain contracts involving a reporting entity’s own equity.

As of December 31, 2023, and December 31, 2022, the August 2021 convertible notes, inclusive of accrued interest, consist of the following amounts:

	December 31,	December 31,
	2023	2022
Autotelic Related party convertible note, 5% coupon December 2023	$280,052	$267,553
CFO Related party convertible note, 5% coupon December 2023	84,018	80,266
Accredited investors convertible note, 5% coupon December 2023	418,399	399,722
	$782,469	$747,541

During the years ended December 31, 2023 and 2022 the Company recognized approximately $35,000 of interest expense on the August 2021 Investors notes of which approximately $16,000 are attributable to related parties.

At December 31, 2023, and 2022, accrued interests on these convertible notes totaled approximately $84,000 and $49,000, respectively.

The outstanding balance on the note for the year ended December 31, 2023 was $782,469 including related party balance of $364,070. The outstanding balance on the note for the year ended December 31, 2022 was $747,541 including related party balance of $347,819.

November / December 2021 and March 2022 Financing

In November / December 2021, the Company entered into securities purchase agreement with five institutional investors, whereby the Company issued five convertible notes in the aggregate principal amount of $1,250,000 convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investors has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.07. The Company granted a total number of 9,615,385 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.13 up to five years after issuance. The Placement agent was also granted a total of 961,540 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.13 up to five years after issuance, as part of a finder’s fee agreement.

Further, in March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $0.25 million, convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. As of December 31, 2022, this note is in Investors have the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s Common Stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 1,250,000 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 125,000 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement.

During the year ended December 31, 2023, the Company converted the balance of approximately $243,000 of Blue Lake convertible note, inclusive of accrued interest, into 3,466,583 shares of the Company’s Common Stock, which fully retired the convertible note as of December 31, 2023. Further, during the year ended December 31, 2023, the Company fully converted the balance of Fourth Man convertible note of approximately $127,000 into 1,820,395 shares of the Company’s common stock, which fully retired the convertible note as of December 31, 2023.

During the year ended December 31, 2022, the Company converted the Mast Hill convertible note into 4,025,000 shares of the Company’s Common Stock, which fully retired the convertible note during the second fiscal quarter of 2022. Such conversion resulted in a loss from debt conversion of approximately $0.1 million, which was recorded in other expense in the Company’s consolidated statements of operations.

During the year ended December 31, 2022, the Company repaid the Talos Victory and First Fire convertible notes with the proceeds from the May 2022 Mast Hill convertible note.

During the year ended December 31, 2022, the Company converted $68,250 of Blue Lake note and $30,000 of accrued interest into 1,428,571 shares of Common Stock and converted $190,000 of Fourth Man note into 2,764,286 shares of common stock.

As of December 31, 2023, and December 31, 2022, convertible notes under the November-December 2021 Financing, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022

Blue Lake Partners LLC Convertible note, 12% coupon, December 2021, inclusive of accrued interest	-	227,187
Fourth Man LLC Convertible note, 12% coupon December 2021, inclusive of accrued interest	-	112,500
Convertible notes, net of discounts	$-	339,687

The Company recognized approximately $18,000 and $140,000 of interest during the years ended December 31, 2023 and 2022, respectively.

Accrued interest was approximately $0 and $30,000 as of December 31, 2023, and 2022, respectively.

The Company recognized approximately $0 and $0.9 million of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants and the beneficial conversion feature during the years ended December 31, 2023 and 2022, respectively.

The Company recorded an initial debt discount of approximately $0.4 million representing the intrinsic value of the conversion option embedded in the convertible debt instrument based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $0 and $0.5 million for the year ended December 31, 2023, and 2022, which was included in interest expense in the consolidated statements of operations.

The note included a default amount of $68,000 calculated at 125% of the unpaid principal and accrued interest as the Company failed to repay the two notes at maturity date, which is included in the consolidated balance sheets as of December 31, 2023 and December 31, 2022. Such default amount, along with the accrued interest, was included in the conversion of the note during the year ended December 31, 2023. The balance of the default feature was $0 at December 31, 2023.

As of December 31, 2023, and December 31, 2022, the Fourth Man convertible note, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022

Fourth Man Convertible note, 16% coupon March 2023 inclusive of accrued interest and default provision	$233,393	$340,959
Unamortized debt discount	-	(61,301)
Convertible notes, net	$233,393	279,658

The March 2022 Fourth Man Financing principal balance was approximately $162,000 and $250,000 as of December 31, 2023, and December 31, 2022, respectively.

During the year ended December 31, 2023, the Company converted $88,000 in principal and $52,000 in accrued interest into 2,050,000 shares of common stock. The note includes a default amount calculated at 125% of the unpaid principal and accrued interest. As the Company failed to repay the note at the original maturity date, the Company accrued an additional $70,000 resulting from this default feature.

As of December 31, 2023, the balance includes the remaining principal of $162,000 and $70,000 of accrued default penalty pursuant to the terms of the underlying agreement.

. The Company incurred approximately $25,000 and $23,000 of interest expense during the years ended December 31, 2023 and 2022, respectively.

The Company recognized approximately $35,000 and $188,000 of interest expense attributable to the amortization of the debt discount from the original deferred financing costs, fair value allocated to the warrants and the beneficial conversion feature (prior to the adoption of ASU 2020-06) during the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, and December 31, 2022, the balance of the unamortized debt discount was $0 and $61,301, respectively. The Company adopted ASU 2020-06 on January 1, 2023, which resulted in the reversal of the original BCF amount to additional paid in capital for $109,349, reversal of the unamortized debt discount related to the BCF for $25,489 with the balance being recorded through retained earnings for $78,460.

As of December 31, 2023, the Fourth Man note was in technical default as the Company failed to repay the principal at the maturity date. However, the Company has not received notification of default from the lender. The default provision requires the accrual of a default penalty of 25% of the outstanding principal plus accrued interest. The Company has recorded an estimated default penalty of approximately $70,000.

May 2022 Mast Financing

In May 2022, the Company entered into a securities purchase agreement with one institutional investor, whereby the Company issued one convertible note in the aggregate principal amount of $605,000 convertible into shares of common stock of the Company (“May 2022 Mast Note”). The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investor has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 3,025,000 warrants convertible into an equivalent number of Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 302,500 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement. A portion of the proceeds were used to retire some of the November/December 2021 notes. The extinguishment of existing notes resulted in the recognition of approximately $258,100 in loss on extinguishment of debt in the consolidated statement of operations in the year ended December 31, 2022.

As of December 31, 2023, and December 31, 2022, convertible note under the May 2022 Mast Financing, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022
Mast Hill Convertible note, 16% coupon May 2023, inclusive of accrued interest and penalty	$905,484	$847,000
Convertible notes, gross	$905,484	$847,000
Less Debt discount recorded	(605,000)	(605,000)
Amortization debt discount, net or reversal of original and unamortized BCF	605,000	333,119
Convertible notes, net	$905,484	$575,119

The Mast Hill Note of $905,484 as of December 31, 2023 includes $605,000 of principal, $169,400 in default penalty, and approximately $131,080 in accrued interest.

Accrued interest was approximately $131,000 and $72,600 as of December 31, 2023 and, 2022, respectively, which is the guaranteed twelve-month coupon and earned in full at issuance date and additional coupon at the default rate since the May 2022 Mast financing is past maturity and in technical default as of December 31, 2023. The Company recognized approximately $146,000 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants during the year ended December 31, 2023.

The Company recognized approximately $500,000 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants, beneficial conversion feature and the guaranteed twelve-month coupon, during the year ended December 31, 2022.

Effective January 1, 2023, the Company adopted ASU 2020-06, which resulted in the reversal of the original BCF amount to additional paid in capital for approximately $0.2 million, a reversal of the unamortized debt discount related to the BCF for approximately $0.1 million, with the balance of approximately $0.1 million being recorded through retained earnings.

June 2022 Mast Financing

In June 2022, the Company entered into a securities purchase agreement with one institutional investor, whereby the Company issued one convertible note in the aggregate principal amount of $335,000 convertible into shares of common stock of the Company (“June 2022 Blue Lake Note”). The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. The investor has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 837,500 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 83,750 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement. A portion of the proceeds were used to retire some of the November/December 2021 notes.

As of December 31, 2023 and 2022, convertible note under the June 2022 Blue Lake Financing, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022

Blue Lake Convertible note, 12% coupon June 2023, inclusive of accrued interest	$495,800	$469,000
Convertible notes, gross	$495,800	$469,000
Less Debt discount recorded	(332,748)	(332,748)
Amortization debt discount, net or reversal of original and unamortized BCF	332,748	173,941
Convertible notes, net	$495,800	$310,193

The Company recognized approximately $88,400 and $270,000 of interest expense attributable to interest, amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants and the beneficial conversion feature during the years ended December 31, 2023 and 2022, respectively, including the guaranteed twelve-month coupon and earned in full at issuance date. This expense included accrued interest of approximately $161,000 and $134,000 as of December 31, 2023 and 2022, respectively.

The Company recognized approximately $40,200 of interest expense related to the guaranteed coupon for the years ended December 31, 2023 and 2022, respectively.

The Company adopted ASU 2020-06 effective January 1, 2023, which resulted in the reversal of the original BCF amount to additional paid in capital of approximately $0.2 million, reversal of the unamortized debt discount of approximately $0.1 million related to the BCF and the balance of $0.1 million being recorded through retained earnings.

As of December 31, 2023, these notes are in default. However, the Company has not received notification of default from the lender. The Company has recorded an estimated default penalty of approximately $94,000.

Other short-term advances

As of December 31, 2023, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2023	December 31, 2022
Short term advance from CFO – Related Party	$35,050	$25,050
Short term advance from CEO – Related Party	50,000	-
Short term advances – bridge investors & others	210,000	245,000
Short term advances – Autotelic Inc. – Related Party	1,470,000	120,000
	$1,765,050	$390,050

The Company’s CFO was owed approximately $25,000 at December 31, 2022. During the year ended December 31, 2023, the company’s CFO provided additional short-term advance of $10,000. As such, approximately $35,000 was outstanding from the Company’s CFO at December 31, 2023.

During the year ended December 31, 2021, the Company received approximately $630,000 primarily from two bridge investors, of which $373,500 was converted into the August 2021 Notes, and $20,000 was repaid. During the year ended December 31, 2023, an additional $35,000 was repaid to one of the bridge investors. As such, approximately $210,000 was outstanding as short-term advances from bridge investors as of December 31, 2023.

In December 2023, the Company received $50,000 from the company’s CEO. As such, $50,000 was outstanding to the Company’s CEO at December 31, 2023.

In May 2021, Autotelic provided an additional short-term funding of approximately $0.3 million to the Company, which was converted into the August 2021 Notes. Autotelic provided an additional $0.1 million short term loan to the Company during the year ended December 31, 2022. During the year ended December 31, 2023, Autotelic provided $1.4 million in various short-term loans to the Company. As such, approximately $1.5 million was outstanding and payable to Autotelic at December 31, 2023.